Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	Redeemable noncontrolling interests
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Balance at the beginning of the year	—	30,000	4,350
Issuance of subsidiary shares	30,000	70,000	10,149
Accretion of redeemable noncontrolling interests	—	7,490	1,086
Balance at the end of the year	30,000	107,490	15,585